OPERATING LEASES - Supplemental cash flow information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
OPERATING LEASES
Weighted-average remaining lease term	4 years 11 months 8 days
Weighted-average discount rate	11.33%
Cash paid within operating cash flows	$ 140
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	$ 2,888